Sep. 30, 2015
Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust

(TICKER FRFXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUS and PROSPECTUS

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first five paragraphs with:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund."

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.

2. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace "Regulatory Reform Risk" with the following:

"Fees & Gates Risk. The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund."

3. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the final paragraph with:

"You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time."

Money Market Obligations Trust

Federated Government Obligations Fund

CAPITAL SHARES (TICKER GOCXX)
INSTITUTIONAL SHARES (TICKER GOIXX)
PREMIER SHARES (TICKER GOFXX)
SERVICE SHARES (TICKER GOSXX)
TRUST SHARES (TICKER GORXX)
CLASS R SHARES (TICKER GRTXX)

Federated Government Obligations Tax-Managed Fund

INSTITUTIONAL SHARES (TICKER GOTXX)
SERVICE SHARES (TICKER GTSXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUSES, PROSPECTUSES and STATEMENTS OF ADDITIONAL INFORMATION

1. In the Summary Prospectus section "What are the Fund's Main Investment Strategies?," delete the fourth and seventh paragraphs and replace them with:

"Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy."

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

CLASS P SHARES (TICKER GRFXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUS, PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION

1. In the Summary Prospectus section "What are the Fund's Main Investment Strategies?," delete the fourth and seventh paragraphs and replace them with:

"Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy."

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

CAPITAL SHARES (TICKER PCCXX)
WEALTH SHARES (TICKER PCOXX)
SERVICE SHARES (TICKER PRCXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUSES and PROSPECTUSES

1. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first five paragraphs with the following:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund."

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.

2. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace "Regulatory Reform Risk" with the following:

"Fees & Gates Risk. The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.

3. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the final paragraph with:

"You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time."

Money Market Obligations Trust

Federated Money Market Management

CAPITAL SHARES (TICKER MMLXX)
EAGLE SHARES (TICKER MMMXX)
INSTITUTIONAL SHARES (TICKER MMPXX)
SERVICE SHARES (TICKER MMSXX)

Federated Prime Obligations Fund

AUTOMATED SHARES (TICKER PBAXX)
CAPITAL SHARES (TICKER POPXX)
INSTITUTIONAL SHARES (TICKER POIXX)
SERVICE SHARES (TICKER PRSXX)
TRUST SHARES (TICKER POLXX)

Federated Prime Value Obligations Fund

CAPITAL SHARES (TICKER PVCXX)
INSTITUTIONAL SHARES (TICKER PVOXX)
SERVICE SHARES (TICKER PVSXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUSES and PROSPECTUSES

1. Effective March 31, 2016, the Funds will change their names as follows:

Federated Money Market Management will change to: Federated Institutional Money Market Management

Federated Prime Obligations Fund will change to: Federated Institutional Prime Obligations Fund

Federated Prime Value Obligations Fund will change to: Federated Institutional Prime Value Obligations Fund

2. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?,"add the following as the first paragraph:

On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, by October 14, 2016, money market funds that are designated as "institutional" money market funds will be required to utilize current market-based prices (except as otherwise permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC guidance) to value their portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($1.0000) rather than utilize amortized cost accounting and transact at a stable $1.00 net asset value as they do today. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemptions gates are in the best interest of the Fund.

The Fund is expected to operate as an institutional money market fund and will be required to transact at a floating NAV. It is currently anticipated that such transition will occur on or prior to October 14, 2016. Until such time, it is currently expected that the Fund will continue to utilize amortized cost accounting and transact at a stable $1.00 NAV as it does today.

As an institutional money market fund, the Fund will not be limited to institutional investors, but will continue to be available to retail investors as well.

These determinations, actions, and anticipated timing of such actions are preliminary and remain subject to formal Board determinations and future changes. Shareholders will be given notice of further developments, as appropriate.

3. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace "Regulatory Reform Risk" with:

Fees & Gates Risk. The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.

Money Market Obligations Trust

Federated Tax-Free Obligations Fund

WEALTH SHARES (TICKER TBIXX)
SERVICE SHARES (TICKER TBSXX)

Federated Municipal Trust

(TICKER MUTXX)

Federated Municipal Obligations Fund

WEALTH SHARES (TICKER MOFXX)
SERVICE SHARES (TICKER MOSXX)
CAPITAL SHARES (TICKER MFCXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUSES and PROSPECTUSES

1. Under the Prospectus Summary section "What are the Fund's Main Investment Strategies?," add:

"In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax."

2. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the first five paragraphs with:

"On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, on October 14, 2016, money market funds that are designated as "retail" money market funds are permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund."

The Fund expects to operate as a retail money market fund beginning on or about October 1, 2016. Effective August 1, 2016, the Fund will not accept new accounts that are not Eligible Accounts as defined below.

3. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace "Regulatory Reform Risk" with:

"Fees & Gates Risk. The Fund has adopted policies and procedures such that beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund."

4. Under the Prospectus Summary section "What are the Main Risks of Investing in the Fund?," replace the final paragraph with:

"You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time."